SIGNIFICANT ACCOUNTING POLICIES Q	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
Except for the items described below, the Company has applied its accounting policies consistently from the previously disclosed annual financial statements.
Noncontrolling Interests
The Company, as holder of LP Units and sole general partner of GDH LP, has both (i) the power to direct GDH LP’s most significant activities; and (ii) the obligation to absorb losses or the right to receive benefits that could be significant to GDH LP. The limited partnership interests in GDH LP that are not owned by the Company are presented as noncontrolling interests in the Company’s consolidated financial statements.
The noncontrolling interests were initially measured at the proportional share of equity held by the noncontrolling interest holders on the date of the Reorganization Transaction, May 13, 2025. Each reporting period, the noncontrolling interests are adjusted for (i) the noncontrolling interest holders’ share of GDH LP’s net income / (loss) based on their relative ownership and (ii) distributions declared.
Each LP Unit of GDH LP that represents a noncontrolling interest in the Company corresponds with a share of Class B common stock of the Company. Each share of Class B common stock, along with its paired LP Unit, are together exchangeable for a share of Class A common stock on a 1:1 basis. Such exchanges increase the Company’s ownership of GDH LP and are accounted for as equity transactions.
Because the noncontrolling interests held through LP Units are economically equivalent to shares of Class A common stock, diluted EPS is calculated using the if-converted method, assuming all noncontrolling interests were exchanged for shares of Class A common stock as of the beginning of each period.
Gains / (Losses) from Operations
Gains / (losses) from operations include the net realized and unrealized gains and losses recognized on the Company’s digital asset transactions, derivative instruments, and investments.